UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended March 31, 1999.

                (Please read instructions before preparing form)

If amended report check here:   ____

Greenway Partners, L.P.
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Name of Institutional Investment Manager


277 Park Avenue, 27th Floor,         New York,          New York,        10172
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Business Address  (Street)            (City)            (State)          (Zip)


Gary K. Duberstein,  (212) 350-5100, Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
                 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                     CONSTITUTE FEDERAL CRIMINAL VIOLATIONS
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of May, 1999.


                                      Greenway Partners, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Gary K. Duberstein
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:               13F File No.Name:                            13F File No:

 1.                          6.
 2.                          7.
 3.                          8.
 4.                          9.
 5.                          10.

                                      FORM
13F

Page 1 of 3         Name of Reporting Manager:  Greenway Partners, L.P.
     -    -                                     -------------------------

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                                                                                  ITEM 6: INVESTMENT DISCRETION
--------------------------------------------------------------------------------------------------------------------------

ITEM 1:                ITEM 2:   ITEM 3:  CUSIP   ITEM 4: FAIR     ITEM 5:                        (B) SHARED-  (C)
NAME OF ISSUER         TITLE OF  NUMBER           MARKET VALUE     SHARES OR                      AS DEFINED   SHARED-
                       CLASS                                       PRINCIPAL      (A) SOLE        IN INSTR. V  OTHER
                                                                   AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Ascent Group           COM       43628106         1,942,000        177,574        177,574
--------------------------------------------------------------------------------------------------------------------------

Bethlehem Steel        COM       87509105         10,725,000       1,300,000      1,300,000
--------------------------------------------------------------------------------------------------------------------------

Biotime Inc.           COM       090066L105       1,452,000        90,750         90,750
--------------------------------------------------------------------------------------------------------------------------

Comsat Corp.           COM SER 1 20564D107        4,584,000        158,400        158,400
--------------------------------------------------------------------------------------------------------------------------

Converse               COM       212540108        300,000          100,000        100,000
--------------------------------------------------------------------------------------------------------------------------

Dave & Busters         COM       23833N104        242,000          11,820         11,820
Inc.
--------------------------------------------------------------------------------------------------------------------------

Florsheim Shoe         COM       343302105        235,000          42,683         42,683
--------------------------------------------------------------------------------------------------------------------------

Great Atlantic & Pac.  COM       390064103        3,000,000        100,000        100,000
Tea Inc.
--------------------------------------------------------------------------------------------------------------------------

Ladd Furniture         COM       505739201        2,909,000        169,867        169,867
--------------------------------------------------------------------------------------------------------------------------

LTX Corp.              COM       502392103        2,435,000        506,000        506,000
--------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)                              27,824,000
--------------------------------------------------------------------------------------------------------------------------

Table Continued....

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                                       ITEM 8: VOTING AUTHORITY (SHARES)
---------------------------------------------------------------------------------------

ITEM 1:                 ITEM 7:
NAME OF ISSUER          MANAGERS SEE
                        INSTR. V       (A) SOLE       (B) SHARED     (C) NONE

---------------------------------------------------------------------------------------
Ascent Group                           177,574
---------------------------------------------------------------------------------------

Bethlehem Steel                        1,300,000
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Biotime Inc.                           90,750
---------------------------------------------------------------------------------------

Comsat Corp.                           158,400
---------------------------------------------------------------------------------------

Converse                               100,000
---------------------------------------------------------------------------------------

Dave & Busters                         11,820
Inc.
---------------------------------------------------------------------------------------

Florsheim Shoe                         42,683
---------------------------------------------------------------------------------------

Great Atlantic & Pac.                  100,000
Tea Inc.
---------------------------------------------------------------------------------------

Ladd Furniture                         169,867
---------------------------------------------------------------------------------------

LTX Corp.                              506,000
---------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)
---------------------------------------------------------------------------------------

                                      FORM
13F

Page 2 of 3              Name of Reporting Manager:  Greenway Partners, L.P.
     -    -                                          ------------------------

---------------------------------------------------------------------------------------------------------------------------

                                                                                     ITEM 6: INVESTMENT DISCRETION
---------------------------------------------------------------------------------------------------------------------------

ITEM 1:                ITEM 2:      ITEM 3:  CUSIP   ITEM 4: FAIR      ITEM 5:                     (B)         (C) SHARED-
NAME OF ISSUER         TITLE OF     NUMBER           MARKET VALUE      SHARES OR                   SHARED- AS  OTHER
                       CLASS                                           PRINCIPAL     (A) SOLE      DEFINED IN
                                                                       AMOUNT                      INSTR. V

---------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108        30,000,000        600,000       600,000
---------------------------------------------------------------------------------------------------------------------------

Monarch Mach.          COM          609150107        778,000           113,100       113,100
Tool Company
---------------------------------------------------------------------------------------------------------------------------

Primesource Corp.      COM          741593107        467,000           83,000        83,000
---------------------------------------------------------------------------------------------------------------------------

Ryerson Tull           COM          783755101        6,033,000         410,751       410,751
---------------------------------------------------------------------------------------------------------------------------

Scitex Ltd.            ORD          809090103        2,013,000         200,000       200,000
---------------------------------------------------------------------------------------------------------------------------

Sunglass Hut           COM          86736F106        10,920,000        1,040,000     1,040,000
---------------------------------------------------------------------------------------------------------------------------

Unisys Corp            COM          909214108        46,570,000        1,682,000     1,682,000
---------------------------------------------------------------------------------------------------------------------------

Venator Group, Inc.    COM          922944103        16,597,000        2,350,000     2,350,000
---------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)                                 113,378,000
---------------------------------------------------------------------------------------------------------------------------

AGGREGATE COLUMN                                     141,202,000
TOTALS
---------------------------------------------------------------------------------------------------------------------------

Table Continued....

----------------------------------------------------------------------------------

                                ITEM 8: VOTING AUTHORITY (SHARES)
----------------------------------------------------------------------------------

ITEM 1:               ITEM 7:
NAME OF ISSUER        MANA-
                      GERS      (A) SOLE       (B) SHARED    (C) NONE
                      SEE
                      INSTR. V
----------------------------------------------------------------------------------
NCR Corp.                       600,000
----------------------------------------------------------------------------------

Monarch Mach.                   113,100
Tool Company
----------------------------------------------------------------------------------

Primesource Corp.               83,000
----------------------------------------------------------------------------------

Ryerson Tull                    410,751
----------------------------------------------------------------------------------

Scitex Ltd.                     200,000
----------------------------------------------------------------------------------

Sunglass Hut                    1,040,000
----------------------------------------------------------------------------------

Unisys Corp                     1,682,000
----------------------------------------------------------------------------------

Venator Group, Inc.             2,350,000
----------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)
----------------------------------------------------------------------------------

AGGREGATE COLUMN
TOTALS
----------------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                      FORM

13F

Page 3 of 3               Name of Reporting Manager:  Greenway Partners, L.P.
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     Confidential Treatment has been requested for this page pursuant to Rule
24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.